Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Miscellaneous non-current assets [abstract]
Schedule of other non-current assets

	As of December 31,
(in thousands of $)	2024	2023	2022
Non-current restricted cash	$1,964	$2,419	$1,736
Non-current financial assets held at fair value through profit or loss	25,549	21,715	21,715
Non-current financial assets held at fair value through OCI	14,880	15,528	17,443
Total other non-current assets	$42,393	$39,662	$40,894

Schedule of non current financial assets at fair value through profit or loss	The table below illustrates these non-current financials assets at fair value through profit or loss or OCI as of
December 31, 2024, 2023 and 2022.

	As of December 31,
(in thousands of $)	2024	2023	2022
Cost on January 1	$76,659	$76,659	$76,659
Additions of the year	—	—	—
Cost on December 31	$76,659	$76,659	$76,659

Fair value adjustments on January 1	$(39,416)	$(37,501)	$(23,490)
Fair value adjustment of the year through profit or loss	3,834	—	4,256
Fair value adjustment of the year through OCI	(648)	(1,915)	(18,267)
Fair value adjustment on December 31	$(36,230)	$(39,416)	$(37,501)

Net book value on December 31	$40,429	$37,243	$39,158